Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities
Accounts Payable And Accrued Liabilities
	December 31,	December 31,
	2023	2022
Accrued liabilities related to:
Consultants and professional fees	$225,224	$533,863
Payroll related	525,472	459,913
Board of director’s fees	228,199	162,500
Interest payable	38,222	-
	1,017,117	1,156,276
Trade payables and other	819,624	119,960
	1,836,741	1,276,236